ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 9,019	$ 10,273	$ 10,268
Agent commissions	222	489	425
Marketing, advertising and events	3,083	2,729	3,835
Travel	1,547	1,542	1,915
Share-based payment	180	126	486
Depreciation	214	137	143
Collection costs and other	1,938	1,160	1,127
Selling and marketing expenses	$ 16,203	$ 16,456	$ 18,199